Investments in associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Thanachart bank public company limited [member]
Disclosure of associates [line items]
Country of incorporation	Thailand
Nature of business	Banking
Ownership percentage	49.00%
Date of financial statements	Jul. 31, 2019
Carrying value	$ 3,452	$ 3,266	$ 2,961
Canadian tires financial services business [member]
Disclosure of associates [line items]
Country of incorporation	Canada
Nature of business	Financial Services
Ownership percentage	20.00%
Date of financial statements	Jun. 30, 2019
Carrying value	$ 519	521	518
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	China
Nature of business	Banking
Ownership percentage	17.99%
Date of financial statements	Jun. 30, 2019
Carrying value	$ 817	848	772
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	Curacao
Nature of business	Banking
Ownership percentage	48.10%
Date of financial statements	Jun. 30, 2019
Carrying value	$ 321	$ 322	$ 304